                              MEMBERS MUTUAL FUNDS

    SUPPLEMENT DATED JUNE 30, 2006 TO THE PROSPECTUS DATED FEBRUARY 28, 2006


This supplement amends the prospectus of the MEMBERS Mutual Funds dated February 28, 2006 to add a new share class, Class Y shares, to the following funds made available through this prospectus: Cash Reserves, Bond, High Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds. Class Y shares are only available for purchase by the MEMBERS Funds and its other affiliated Asset Allocation Funds which are offered through separate prospectuses. EFFECTIVE IMMEDIATELY, THE PROSPECTUS DATED FEBRUARY 28, 2006 IS AMENDED AS FOLLOWS.


1. THE "SHAREHOLDER TRANSACTION EXPENSES" TABLE ON PAGE 20 IS AMENDED TO ADD CLASS Y SHARES AS FOLLOWS:

     SHAREHOLDER TRANSACTION EXPENSES (paid directly from your investment)

                                                                          LARGE   LARGE      MID    MID
                                                CASH              HIGH     CAP     CAP       CAP    CAP      INT'L
                                       CLASS  RESERVES    BOND   INCOME   VALUE  GROWTH     VALUE  GROWTH    STOCK
MAXIMUM SALES CHARGE ON PURCHASES        Y    <---------------------------- None --------------------------------->
(as a percentage of offering price)

MAXIMUM DEFERRED SALES CHARGE            Y    <---------------------------- None --------------------------------->

REDEMPTION/EXCHANGE FEE                  Y    <---------------------------- None --------------------------------->
(as a percentage of amount redeemed)


2. THE "ANNUAL FUND OPERATING EXPENSES" SECTION ON PAGE 20 IS AMENDED TO ADD A NEW TABLE FOR CLASS Y SHARES AS FOLLOWS:

                                                                   CLASS  Y

                                                                 ESTIMATED        TOTAL        EXPENSE           NET
FUND                      MANAGEMENT(1)   12b-1(2)  SERVICE(3)    OTHER(5)      EXPENSES    REIMBURSEMENT(4)   EXPENSES
CASH RESERVES               0.40%           None       None         0.58%          0.98%         0.43%           0.55%
BOND                        0.50%           None       None         0.32%          0.82%         0.17%           0.65%
HIGH INCOME                 0.55%           None       None         0.43%          0.98%         0.23%           0.75%
LARGE CAP VALUE             0.55%           None       None         0.37%          0.92%         0.17%           0.75%
LARGE CAP GROWTH            0.75%           None       None         0.44%          1.19%         0.24%           0.95%
MID CAP VALUE               0.95%           None       None         0.50%          1.45%         0.30%           1.15%
MID CAP GROWTH              0.75%           None       None         0.69%          1.44%         0.49%           0.95%
INTERNATIONAL STOCK         1.05%           None       None         0.60%          1.65%         0.30%           1.35%


(1) The management fee is the amount paid to the investment adviser for managing each fund's portfolio and assisting in other aspects of its operations.

(2) Distribution or "12b-1" fees (Class B only) are the fees each fund pays its distributor, CUNA Brokerage Services, Inc. (CUNA Brokerage), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.

(3) The service fee is paid to the fund's distributor for account service and maintenance.

(4) The funds' investment adviser, MEMBERS Capital Advisors, Inc., has placed a "cap" on the funds' expenses by contractually agreeing until at least February 28, 2007, to reimburse each fund's expenses, other than its management, 12b-1, and service fees, that exceed a certain amount excluding taxes, interest, and other extraordinary items. Any reimbursements made by MEMBERS Capital Advisors to a fund are subject to repayment by the fund within the subsequent three years, to the extent that the fund can make the repayment while remaining within its expense cap.

(5) Since this share class is new, other expenses are based on estimated amounts for the current fiscal year.

3.   THE EXPENSE "EXAMPLES" ON PAGE 21 ARE AMENDED TO ADD CLASS Y SHARES AS
     FOLLOWS:

     Although your actual costs may be higher or lower, assuming total net operating expenses (after expense reimbursement) and that you redeemed your entire investment at the end of each period, your total estimates expenses would be:

FUND                              CLASS Y
                             YEAR 1    YEAR 3
CASH RESERVES                $ 56       $270
BOND                           66        245
HIGH INCOME                    77        290
LARGE CAP VALUE                77        277
LARGE CAP GROWTH               97        355
MID CAP VALUE                 117        430
MID CAP GROWTH                 97        409
INTERNATIONAL STOCK           137        492

Assuming net operating expenses (after expense reimbursement) and that you did not redeem your entire investment at the end of each period:

FUND                              CLASS Y
                             YEAR 1    YEAR 3
CASH RESERVES                $ 56       $270
BOND                           66        245
HIGH INCOME                    77        290
LARGE CAP VALUE                77        277
LARGE CAP GROWTH               97        355
MID CAP VALUE                 117        430
MID CAP GROWTH                 97        409
INTERNATIONAL STOCK           137        492

     THE ABOVE EXAMPLES REFLECT CONTRACTUAL WAIVERS AND EXPENSE REIMBURSEMENTS THROUGH FEBRUARY 28, 2007. THESE EXAMPLES ARE FOR COMPARISON PURPOSES ONLY AND ARE NOT A REPRESENTATION OF THE FUNDS' ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

4. THE FIRST PARAGRAPH UNDER THE HEADING "CHOOSING A SHARE CLASS" ON PAGE 23 IS DELETED AND REPLACED IN ITS ENTIRETY AS FOLLOWS:

     MEMBERS Mutual Funds offers three classes of shares through this prospectus, Class A, Class B and Class Y. Other share classes may be made available in the future through other distribution channels. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure. For a description of the expenses imposed on each class, please see the expense tables earlier in this prospectus. Class A and Class B shares are described in more detail below. Class Y shares are only available for purchase by the MEMBERS Funds and its other affiliated Asset Allocation Funds which are offered through separate prospectuses.

5. A NEW HEADING IS ADDED UNDER THE "SALES CHARGES AND FEE" SECTION ON PAGE 26 AS FOLLOWS:

     CLASS Y SHARES. Class Y shares are sold without the imposition of a sales charge and are only available for purchase by the MEMBERS Funds and its other affiliated Asset Allocation Funds which are offered through separate prospectuses.

6. THE FIRST PARAGRAPH UNDER THE HEADING "REDEMPTION FEES" ON PAGE 29 IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

     You will be charged a 2% redemption fee if you redeem or exchange Class A shares of the High Income Fund, Mid Cap Value Fund, Mid Cap Growth Fund, or International Stock Fund within 30 calendar days of purchase; or if you redeem or exchange Class A shares of the Bond Fund, Balanced Fund, Large Cap Value Fund, or Large Cap Growth Fund within five (5) business days of purchase. Class A shares of the Cash Reserves Fund and none of the MEMBERS Mutual Funds' Class B or Class Y shares are subject to redemption fees at this time.

7. THE PARAGRAPH UNDER THE HEADING "SERVICE FEES" ON PAGE 30 IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

     SERVICE FEES. Class A and B shares of each of the funds, other than the Cash Reserves Fund, pays its principal underwriter, CUNA Brokerage, a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by CUNA Brokerage to cover its costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with CUNA Brokerage for their costs of servicing shareholder accounts. CUNA Brokerage may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts. Class Y shares do not impose a service fee.

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